Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax
Schedule of consolidated statements of operations

	2025		2024		2023
Current income tax expense	US$	(65,288)	US$	(104,184)	US$	(21,939)
Deferred income tax benefit		79,664		47,870		22,316
Total income tax benefit (expense)	US$	14,376	US$	(56,314)	US$	377

Schedule of consolidated statements of comprehensive income

	2025		2024		2023
Deferred income tax related to items recognized in OCI during the year
(Loss) gain on derivate financial instruments	US$	(124)	US$	118	US$	362
Benefit from remeasurement of employee benefits		382		39		32
Benefit deferred income tax recognized in OCI	US$	258	US$	157	US$	394

Schedule of effective income tax reconciliation using domestic tax rate

	2025		%	2024		%	2023		%
Statutory income tax rate	US$	(35,474)	30.00%	US$	54,806	30.00%	US$	2,233	30.00%
Amendment tax return effects and other tax adjustments		(521)	0.44%		(17,467)	(9.56%)		7,074	95.05%
Inflation on furniture, intangible and equipment		623	(0.53%)		(938)	(0.51%)		(1,370)	(18.41%)
Inflation of tax losses		165	(0.14%)		(463)	(0.25%)		(6,734)	(90.48%)
Foreign countries difference with Mexican statutory rate		(9)	0.01%		(18)	(0.01%)		21	0.28%
Annual inflation adjustment		(3,036)	2.57%		(5,304)	(2.90%)		(3,262)	(43.83%)
Effect unrecognized NOLs		(892)	0.75%		186	0.10%		3,030	40.71%
Non-deductible expenses		7,391	(6.25%)		16,728	9.16%		26,132	351.15%
Difference in foreign exchange losses for tax purposes		17,377	(14.69%)		8,784	4.80%		(27,501)	(369.53%)
	US$	(14,376)	12.16%	US$	56,314	30.83%	US$	(377)	(5.06%)

Schedule of consolidated deferred taxes

	As of December 31,
	2025		2024
Deferred income tax assets:
Lease liability	US$	974,225	US$	871,608
Unearned transportation revenue		79,186		14,440
Aircraft and engine lease return obligation		73,009		98,933
Tax losses available for offsetting against future taxable income		965		234
Allowance for doubtful accounts		463		431
Other financing agreements		115,385		92,640
Employee benefits		4,389		4,256
Employee profit sharing		99		8,195
Derivative financial instruments		59		317
Provisions		85,619		33,993
		1,333,399		1,125,047
Deferred income tax liabilities:
Right-of-use asset		738,703		659,190
Supplemental rent		40,857		59,844
Rotable spare parts, furniture and equipment, net		184,498		120,585
Inventories		5,018		5,262
Other prepayments		1,182		2,981
Prepaid expenses and other assets		14,954		8,914
		985,212		856,776
	US$	348,187	US$	268,271

Schedule of amount of deferred income tax

	2025		2024
Deferred income tax assets	US$	359,770	US$	286,199
Deferred income tax liabilities		(11,583)		(17,928)
Deferred income tax assets, net	US$	348,187	US$	268,271

Schedule of reconciliation of deferred tax liability, net

	2025		2024
Opening balance as of January 1,	US$	268,271	US$	220,316
Deferred income tax benefit during the current year recorded on profits		79,664		47,870
Deferred income tax benefit during the current year recorded in accumulated other comprehensive loss		258		157
Conversion effects		(6)		(72)
Closing balance as of December 31,	US$	348,187	US$	268,271

Schedule of available tax loses carry-forwards

Year of loss	Historical Losses		Adjusted losses		Amortized losses		Amount outstanding to amortize		Year of expiration
2020	US$	3,145	US$	2,894	US$	1,926	US$	968	2030
2021		630		793		—		793	2031
2022		5,509		5,545		292		5,253	2026
2023		13,693		13,693		—		13,693	2027
2024		2,340		2,421		282		2,139	2028
	US$	25,317	US$	25,346	US$	2,500	US$	22,846

Schedule of breakdown of available tax loss carry-forward

	Historical loss		Adjusted losses		Amortized losses		Total amount outstanding to amortize
Vuela Aviación	US$	19,630	US$	19,630	US$	—	US$	19,630
Comercializadora		4,119		4,866		(1,650)		3,216
Viajes Vuela		1,568		850		(850)		—
	US$	25,317	US$	25,346	US$	(2,500)	US$	22,846
Unrecognized Net Operating Losses (NOLs)								(19,630)
							US$	3,216
Tax rate								30%
Deferred income tax							US$	965

Schedule of tax balances

	2025
Cuenta de Capital de Aportación (“CUCA”)	US$	335,667
Cuenta de Utilidad Fiscal Neta (“CUFIN”)		344,445